Components of Working Capital - Other Current Assets Table (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Other Current Assets [Line Items]
Natural gas liquids inventory		$ 6,466	$ 10,958
Imbalance receivables		9,035	2,063
Prepaid insurance		1,972	2,388
Contract assets		5,399	0
Other		3,309	0
Total other current assets	[1],[2]	$ 26,181	$ 15,409

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Other current assets includes affiliate amounts of $3.7 million and zero as of December 31, 2018 and 2017, respectively.